Keystone Private Income Fund

Schedule of Investments

June 30, 2022 (Unaudited)

		Original
Principal		Acquisition
Amount		Date	Cost	Fair Value
	Private Credit - 101.7%
	Corporate Finance - 28.7%
$10,000,000	Arena Vantage SPV, LLC, 11.00%, 4/30/2024[1,2]	3/7/2022	$10,000,000	$10,000,000
22,985,370	Bigfoot Capital SPV1, LLC, 11.75%, 1/15/2024[1,2]	1/15/2021	22,985,370	22,985,370
27,500,000	FilmRise Acquisitions, LLC, 15.50%, 8/17/2021[1,2,3]	7/1/2020	27,500,000	27,500,000
14,986,203	FVP Funding I, LLC, 10.00%, 2/6/2027[1,2]	2/7/2022	14,986,203	14,986,203
15,000,000	Hall Labs, LLC, 14.50%, 8/11/2022[1,2]	8/11/2021	15,000,000	15,000,000
6,956,291	Kingbee Rentals, LLC, 15.00%, 7/21/2024[1,2]	7/22/2021	6,956,291	6,956,291
7,500,000	Loop Inc., 11.75%, 8/31/2022[1,2]	5/17/2022	7,500,000	7,500,000
10,892,997	Onward Partners, LLC, 15.00%, 6/17/2026[1,2]	6/18/2021	10,892,997	10,892,997
2,500,000	Paradise Cruise Line Intermediate Holdings, LLC, 12.00%, 4/1/2024[1,2]	4/1/2021	2,500,000	2,500,000
25,000,000	SE1 Generation ABM Holdings, LLC, 12.00%, 6/8/2023[1,2]	6/8/2022	25,000,000	25,000,000
11,962,333	Series KS Manscaped, 12.00%, 12/31/2024[1,2]	12/17/2021	11,962,333	11,962,333
1,992,267	Sovrn Holdings, Inc, LLC, 12.00%, 7/12/2025[1,2,5]	7/13/2021	1,992,267	1,992,267
6,000,000	Waiehu, LLC, 14.00%, 10/27/2022[1,2]	10/14/2021	6,000,000	6,000,000
			163,275,461	163,275,461

	Equipment Leasing - 33.4%
	Accelerate360, LLC
3,854,465	14.50%, 4/1/2023[1,2]	3/11/2021	3,854,465	3,854,465
1,032,159	14.50%, 6/30/2023[1,2]	5/25/2021	1,032,159	1,032,159
593,100	ARX, Accurate RX Specialty Pharmacy Corp., 12.50%, 1/1/2025[1,2]	6/3/2022	593,100	593,100
2,367,723	Bay Minette Energy LLC. 14.50%, 11/24/2024[1,2]	5/27/2022	2,367,723	2,367,723
	Carepoint Health Management Associates, LLC
1,561,512	14.50%, 7/1/2023[1,2]	12/2/2020	1,561,512	1,561,512
626,533	14.50%, 4/30/2022[1,2]	4/6/2021	626,533	626,533
	Carnaby Inventory I, LLC
4,769,396	14.50%, 8/31/2024[1,2]	2/23/2022	4,769,396	4,769,396
4,769,396	14.50%, 8/31/2024[1,2]	2/23/2022	4,769,396	4,769,396
4,000,231	14.50%, 9/30/2024[1,2]	3/10/2022	4,000,231	4,000,231
20,000,000	Carnaby Inventory IV, LLC, 12.00%, 12/31/2024[1,2]	6/30/2022	20,000,000	20,000,000
575,920	Cartier Industrial Center LLC, 7.95%, 10/24/2023[1,2]	5/25/2022	575,920	575,920
862,500	Envelope 1, Inc. and E1 Digital Direct, Inc., 12.50%, 1/1/2025[1,2]	5/11/2022	862,500	862,500
	Firstronic, LLC
604,578	12.00%, 11/1/2023[1,2]	10/15/2020	604,578	604,578
1,202,037	12.00%, 9/30/2024[1,2]	9/21/2021	1,202,037	1,202,037
14,230,824	FPL Food LLC, 11.00%, 12/31/2025[1,2]	1/6/2022	14,230,824	14,230,824
1,225,298	J Jets, Inc, 12.50%, 4/30/2025[1,2]	4/8/2022	1,225,298	1,225,298
182,704	Kitchens Lumber Company LLC, 12.50, 4/18/2024[1,2]	4/1/2022	182,704	182,704
	KVJ Properties, Inc.
3,021,545	14.50%, 7/1/2023[1,2]	12/4/2020	3,021,545	3,021,545
3,593,791	12.50%, 8/31/2025[1,2]	2/25/2022	3,593,791	3,593,791
	Lux Vending, LLC
677,584	14.50%, 12/31/2022[1,2]	8/6/2020	677,584	677,584
1,781,262	14.50%, 4/30/2023[1,2]	4/16/2021	1,781,262	1,781,262
	MC Test Service, Inc.
4,299,854	12.00%, 5/31/2024[1,2]	5/3/2021	4,299,854	4,299,854
2,031,588	12.00%, 1/31/2025[1,2]	1/25/2022	2,031,588	2,031,588
	Metalogic Inspection Services, LLC
171,592	14.50%, 6/1/2023[1,2]	11/9/2020	171,592	171,592
343,762	14.50%, 10/1/2023[1,2]	3/15/2021	343,762	343,762
702,547	14.50%, 2/28/2024[1,2]	8/9/2021	702,547	702,547
	Onset Financial, Inc.
4,058,618	14.50%, 5/31/2026[1,2]	12/11/2020	4,058,618	4,058,618
13,678,330	12.50%, 9/30/2024[1,2]	9/9/2021	13,678,330	13,678,330

Keystone Private Income Fund

Schedule of Investments

June 30, 2022 (Unaudited) (continued)

		Original
Principal		Acquisition
Amount		Date	Cost	Fair Value
	Private Credit - 101.7% (continued)
	Equipment Leasing - 33.4% (continued)
	Orbital Power, Inc.
$7,802,856	12.00%, 4/1/2024[1,2]	3/31/2021	$7,802,856	$7,802,856
4,085,555	12.00%, 7/31/2024[1,2]	8/17/2021	4,085,555	4,085,555
2,508,380	12.00%, 1/31/2024[1,2]	7/23/2021	2,508,380	2,508,380
91,958	Raw Farm, LLC, 12.50%, 6/29/2024[1,2]	4/1/2022	91,958	91,958
	RK Pharma Inc.
1,479,691	14.50%, 2/28/2024[1,2]	2/2/2022	1,479,691	1,479,691
2,340,089	14.50%, 3/31/2024[1,2]	3/9/2022	2,340,089	2,340,089
	Rokstad Power (East), Inc.
3,711,603	10.50%, 3/31/2026[1,2]	3/1/2022	3,711,603	3,711,603
3,402,303	10.50%, 3/31/2026[1,2]	3/1/2022	3,402,303	3,402,303
3,689,080	Saint Jean Industries, Inc., 14.50%, 6/30/2024[1,2]	12/30/2021	3,689,080	3,689,080
4,510,484	Steelman Aviation, Inc., 14.50%, 12/31/2023[1,2]	12/13/2021	4,510,484	4,510,484
	Sun-Tech Leasing of Texas, L.P.
1,340,112	12.00%, 10/1/2025[1,2]	9/18/2020	1,340,112	1,340,112
1,428,146	12.00%, 7/31/2024[1,2]	8/25/2021	1,428,146	1,428,146
905,353	Thunderbird Field Services LLC, 14.50%, 12/31/2023[1,2]	12/14/2021	905,353	905,353
6,574,789	TrialAssure Inc., 12.00%, 9/30/2024[1,2]	3/22/3022	6,574,789	6,574,789
	Trico Products Corporation
249,746	14.50%, 4/1/2023[1,2]	7/23/2020	249,746	249,746
11,863,436	12.50%, 10/31/2024[1,2]	4/22/2021	11,863,436	11,863,436
20,423,822	12.50%, 10/31/2024[1,2]	4/12/2021	20,423,822	20,423,822
192,734	12.50%, 12/31/2025[1,2]	6/30/2022	192,734	192,734
	United Auto Supply of Syracuse, West, Inc.
3,564,281	12.00%, 12/31/2025[1,2]	6/30/2022	3,564,281	3,564,281
2,155,675	12.00%, 12/31/2025[1,2]	6/30/2022	2,155,675	2,155,675
	Vensure Employer Services, Inc.
1,227,196	14.50%, 1/31/2024[1,2]	7/16/2021	1,227,196	1,227,196
2,751,285	14.50%, 12/1/2023[1,2]	5/18/2021	2,751,285	2,751,285
3,678,970	14.50%, 7/31/2024[1,2]	1/14/2022	3,678,970	3,678,970
2,933,592	14.50%, 11/13/2024[1,2]	5/13/2022	2,933,592	2,933,592
368,646	14.50%, 12/31/2024[1,2]	6/1/2022	368,646	368,646
			190,098,631	190,098,631

	Receivables Finance - 10.2%
11,097,297	CapitalPlus Construction Services, LLC, 12.00%, 10/1/2023[1,2]	9/2/2020	11,097,297	11,097,297
1,050,000	CapitalPlus Supply Chain Partners, LLC, 12.00%, 7/31/2024[1,2]	8/31/2021	1,050,000	1,050,000
1,896,196	Dallas Growth Capital and Funding, LLC, 13.00%, 2/23/2024[1,2]	2/24/2021	1,896,196	1,896,196
2,959,888	DNF Associates, LLC, 12.75%, 10/31/2024[1,2]	12/28/2020	2,959,888	2,959,888
9,319,861	Elevation Capital Group, LLC, 12.50%, 6/22/2022[1,2]	12/30/2021	9,319,861	9,319,861
6,600,672	Simply Funding SPV, LLC, 13.75%, 6/23/2023[1,2]	6/23/2021	6,600,672	6,600,672
7,519,815	Triton Credit Funding SPV, LLC, 13.00%, 2/28/2023[1,2]	9/2/2020	7,519,815	7,519,815
18,003,757	Viva Funding SPV, LLC, 13.00%, 12/22/2024[1,2]	12/23/2020	18,003,757	18,003,757
			58,447,486	58,447,486

	Specialty Real Estate Finance - 29.4%
1,394,942	1413 Calle Joaquin SLO, LLC, 8.00% PIK, 5/16/2023[1,2,4]	5/16/2022	1,394,942	1,394,942
4,789,468	750 Main Street LP, 9.69% PIK, 2/6/2024[1,2,4]	3/24/2022	4,789,468	4,789,468
17,124,294	AHP Servicing, LLC, 12.00%, 7/30/2022[1,2]	7/30/2020	17,124,294	17,124,294
3,230,736	Bluepearl Operations, LLC, 10.00% PIK, 1/9/2023[1,2,4]	7/8/2021	3,230,736	3,230,736
3,720,162	CC Development LP Series I, LLC, 9.95% PIK, 5/18/2023[1,2,4]	11/18/2021	3,720,162	3,720,162
995,203	Chesapeake Pines VA, LLC, 12.50% PIK, 1/19/2025[1,2]	1/19/2022	995,203	995,203
2,996,000	Circolo Villas, LLC, 13.00%, 4/13/2022[1,2]	10/13/2021	2,996,000	2,996,000
4,765,635	CP Maryland, LLC, 8.00% PIK, 2/24/2023[1,2,4]	8/20/2021	4,765,635	4,765,635
82,822	Dollar Tree Stores, Inc, 10.00% PIK, 1/9/2023[1,2,4]	4/12/2022	82,822	82,822

Keystone Private Income Fund

Schedule of Investments

June 30, 2022 (Unaudited) (continued)

		Original
Principal		Acquisition
Amount		Date	Cost	Fair Value
	Private Credit - 101.7% (continued)
	Specialty Real Estate Finance - 29.4% (continued)
$11,754,771	Emery Village Apartments, LLC, 9.90%, 4/23/2022[1,2]	10/23/2020	$11,754,771	$11,754,771
509,992	Endeavor Investments V, LLC, 10.50% PIK, 1/1/2027[1,2]	2/23/2022	509,992	509,992
1,793,053	Endeavor Investments VIII, LLC, 10.50% PIK, 1/1/2027[1,2]	2/4/2022	1,793,053	1,793,053
3,126,381	Endeavor Investments X, LLC, 10.50% PIK, 1/1/2027[1,2]	12/15/2021	3,126,381	3,126,381
4,839,977	ETV Holdings, LLC, 10.50% PIK, 7/12/2023[1,2,4]	7/14/2021	4,839,977	4,839,977
314,940	Fruition California Holdings LLC,11.49% PIK, 12/30/2023[1,2,4]	12/30/2021	314,940	314,940
1,980,000	Galaxy Management Company, LLC, 14.00%, 9/25/2023[1,2,3]	11/18/2020	1,980,000	1,980,000
4,000,000	Gracielo at Wolf Creek Ranch, LLC, 12.50%, 12/31/2023[1,2]	2/1/2022	4,000,000	4,000,000
2,279,100	Grind Ventures, LLC, 9.65%, 10/20/2022[1,2]	10/20/2021	2,279,100	2,279,100
4,700,000	Jordan River Innovation Center, LLC, 9.95%, 12/1/2022[1,2]	6/1/2022	4,700,000	4,700,000
3,575,314	JPA 1800, LLC, 10.00% PIK, 9/1/2022[1,2,4]	8/31/2021	3,575,314	3,575,314
10,952,186	MAP Logistics Center I, LLC, 6.25% + 6.25% PIK, 10/26/2026[1,2,4]	12/27/2021	10,952,186	10,952,186
5,140,952	MAP Logistics Center Lot 33, LLC[1,2]	6/13/2022	5,140,952	5,140,952
2,913,614	MC Oslo Hermitage, LLC, 13.00% PIK, 6/1/2025[1,2,4]	5/19/2022	2,913,614	2,913,614
2,107,872	MC Oslo SFM Two, LLC, 11.25% PIK, 6/1/2025[1,2,4]	5/19/2022	2,107,872	2,107,872
6,864,536	Meridian Hotel Holdings, LLC, 9.90% PIK, 12/20/2022[1,2,4]	6/21/2021	6,864,536	6,864,536
28,000,000	MPI Group, LLC, 12.00%, 4/26/2022-6/8/2022[1,2]	5/6/2021	28,000,000	28,000,000
2,826,906	Nancy Jay Industrial Center, LLC, 12.00% PIK, 6/3/2024[1,2,4]	6/3/2022	2,826,906	2,826,906
1,365,317	Olympus Pines FF Wash, LLC, 6.25% + 6.25% PIK, 6/14/2026[1,2]	7/15/2021	1,365,317	1,365,317
796,260	Pierce Street Holdings LLC, 9.75% PIK, 9/15/2023[1,2]	3/15/2022	796,260	796,260
1,643,178	RadNet Management, Inc., 9.00% PIK, 9/30/2022[1,2,4]	3/29/2021	1,643,178	1,643,178
1,380,921	SAG El Camino, LLC, 9.95% PIK, 8/11/2023[1,2]	2/11/2022	1,380,921	1,380,921
15,316,135	Shiraz I-215 Logistics Center, LLC, 6.25% + 6.25 PIK, 6/26/2022[1,2]	12/22/2021	15,316,135	15,316,135
3,368,403	Universal Development Group, LLC, 10.00 PIK, 1/11/2023[1,2]	1/11/2022	3,368,403	3,368,403
2,618,706	VG Burlington Storage LLC, 9.25% PIK, 10/4/2023[1,2,4]	5/4/2022	2,618,706	2,618,706
4,170,635	VG Clayton Storage LLC, 8.95% PIK, 2/12/2023[1,2,4]	5/12/2022	4,170,635	4,170,635
			167,438,411	167,438,411
	Total Private Credit		$579,259,989	$579,259,989

Number of
Shares		Cost	Fair Value
	Warrants - 0.0%
73,274	Sovrn Holdings, Inc[2,5]	$-	$-

	Total Investments - 101.7%[6]		$579,259,989
	Liabilities in excess of other assets - (1.7%)		(9,550,746)
	Net Assets - 100%		$569,709,243

[1]	Restricted security. The total value of these securities is $579,259,989, which represents 101.7% of total net assets of the Fund.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees. The total value of these securities is $579,259,989, which represents 101.7% of total net assets of the Fund.
[3]	This investment was made through a participation.
[4]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
[5]	Investment made through an affiliated single purpose holding company.
[6]	Entire portfolio is pledged as collateral for line of credit.

See accompanying notes to schedule of investments.

Keystone Private Income Fund, LLC

Notes to Schedule of Investments

June 30, 2022 (Unaudited)

Note 1 - Valuation of Investments

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”) and appointed a separate valuation committee (the “Valuation Committee”). The Board has delegated the day-to-day responsibility for determining the fair valuation of the Fund’s investments to the Investment Manager, subject to the oversight of the Valuation Committee. The Investment Manager oversees the valuation of the Fund’s investments on behalf of the Fund in accordance with the Valuation Procedures, which provide that investments will be valued at fair value. Furthermore, the valuation of the Fund’s assets will be done in accordance with the FASB ASC Topic 820, Fair Value Measurements and Disclosures.

In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. As a result, the fair values of one or more assets may not be the prices at which those assets are ultimately sold. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s net asset value (“NAV”) if the judgments of the Valuation Committee or Investment Manager regarding appropriate valuations should prove incorrect.

The Fund expects that it will hold a high proportion of illiquid investments relative to its total investments, which is directly related to the Fund’s investment objectives and strategy. The valuation approach will likely vary by investment, but may include comparable public market valuations, comparable transaction valuations and discounted cash flow analyses. All factors that might materially impact the value of an investment (i.e., underlying collateral, operating results, financial condition, achievement of milestones, and economic and/or market events) may be considered. In certain circumstances the Investment Manager may determine that cost best approximates the fair value of the particular investment.

Note 2 – Fair Value Measurements and Disclosure

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of June 30, 2022:

Investments	Level 1	Level 2	Level 3	Total
Private Credit	$—	$—	$579,259,989	$579,259,989
Warrants	—	—	—	—
Total Investments, at fair value	$—	$—	$579,259,989	$579,259,989

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the period ended June 30, 2022:

	Private Credit	Warrants
Balance as of October 1, 2021	$360,166,897	$—
Transfers In	—	—
Transfers Out	—	—
Purchases	479,731,220	—
Sales	—	—
Principal reductions received	(260,638,128)	—
Realized gains (losses)	—	—
Change in unrealized appreciation (depreciation)	—	—
Balance as of June 30, 2022	$579,259,989	$—

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of June 30, 2022.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs
Private Credit	$579,259,989	Cost	Price	N/A
Warrants	$—	Cost	Price	N/A